Internal-Use Software (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Schedule of Internal-Use Software

The balance of internal-use software consisted of the following as of September 30, 2018 and December 31, 2017:

	2018	2017
Internal-use software	$8,900,743	$7,699,792
Less accumulated amortization	(7,277,301)	(6,213,883)
Internal-use software, net	$1,623,442	$1,485,909

The balance of internal-use software consisted of the following as of December 31:

	2017	2016

Internal-use software	$7,699,792	$5,867,534
Less: accumulated amortization	(6,213,883)	(5,074,087)

Internal-Use Software, net	$1,485,909	$793,447